INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 13, 2022	Apr. 01, 2022	Feb. 16, 2022	Dec. 31, 2021	Dec. 24, 2021	Feb. 26, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022
Reconciliation of changes in associates and joint ventures
Balance at the beginning of the period										$ 4,725	$ 5,528	$ 5,528
Share of earnings for the period								$ (34)	$ 10	20	77	88
Foreign currency translation and other										(65)		(323)
Share of other comprehensive income										148		163
Distributions										(166)		(157)
Disposition of interest										(150)		(336)
Held for sale										0		146
Change in basis of accounting										0		(92)
Acquisitions										671		0
Balance at end of year				$ 4,725				5,183		5,183		4,725
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures								$ 275	$ 0	275	$ 412
Acquisitions										$ 671		0
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage													13.00%
Disposal of investments in associates and joint ventures							$ 412
Repayments of bonds, notes and debentures							125
Gain (Loss) on sale of investments accounted for using equity method							$ 75
Australian Ports Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures												$ 300
Ownership interest												50.00%
Brazilian Electricity Transmission Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest						31.00%
Percentage of voting equity interests acquired						15.00%
Brazil electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest				31.00%	15.00%	15.00%
AusNet Services Ltd
Reconciliation of changes in associates and joint ventures
Acquisitions			$ 500
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions			$ 500
Proportion of voting rights held in associate			8.00%
Smart Metering Business
Reconciliation of changes in associates and joint ventures
Acquisitions		$ 215
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions		$ 215
Proportion of voting rights held in associate		13.00%
North American container terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage								49.00%		49.00%
Gain (Loss) on sale of investments accounted for using equity method	$ 125
Proportion of voting rights held in associate	49.00%
Reclassification adjustments on exchange differences on translation, net of tax										$ 142
Tax expense (income)	$ 50
Australian Data Transmissions Business
Reconciliation of changes in associates and joint ventures
Acquisitions								$ 200
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions								$ 200
Proportion of voting rights held in associate								13.00%
North American Natural Gas Transmission Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables				$ 375				$ 375		$ 375		$ 375